Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2019	2018	2017
Net revenues (CHF million)
Swiss Universal Bank	6,020	5,564	5,396
International Wealth Management	5,887	5,414	5,111
Asia Pacific	3,590	3,393	3,504
Global Markets	5,752	4,980	5,551
Investment Banking & Capital Markets	1,666	2,177	2,139
Strategic Resolution Unit [1]	–	(708)	(886)
Corporate Center	(431)	100	85
Net revenues	22,484	20,920	20,900
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,697	2,125	1,765
International Wealth Management	2,138	1,705	1,351
Asia Pacific	902	664	729
Global Markets	956	154	450
Investment Banking & Capital Markets	(162)	344	369
Strategic Resolution Unit [1]	–	(1,381)	(2,135)
Corporate Center	(1,811)	(239)	(736)
Income before taxes	4,720	3,372	1,793
1
Beginning in 2019, the Strategic Resolution Unit ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center.

Total assets
end of	2019	2018
Total assets (CHF million)
Swiss Universal Bank	232,729	224,301
International Wealth Management	93,059	91,835
Asia Pacific	107,660	99,809
Global Markets	214,019	211,530
Investment Banking & Capital Markets	17,819	16,156
Strategic Resolution Unit [1]	–	20,874
Corporate Center	122,009	104,411
Total assets	787,295	768,916
1
Beginning in 2019, the Strategic Resolution Unit ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographical location
in	2019	2018	2017
Net revenues (CHF million)
Switzerland	8,434	7,646	7,775
EMEA	1,962	1,686	1,231
Americas	9,103	8,731	8,928
Asia Pacific	2,985	2,857	2,966
Net revenues	22,484	20,920	20,900
Income/(loss) before taxes (CHF million)
Switzerland	2,985	1,924	1,736
EMEA	(1,786)	(2,082)	(2,769)
Americas	3,409	3,452	2,746
Asia Pacific	112	78	80
Income before taxes	4,720	3,372	1,793
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.
Total assets by geographical location
end of	2019	2018
Total assets (CHF million)
Switzerland	242,991	234,291
EMEA	144,888	149,400
Americas	305,328	309,616
Asia Pacific	94,088	75,609
Total assets	787,295	768,916
The designation of total assets by region is based upon customer domicile.